Unaudited Condensed Consolidated Statements of Changes in Partners' Capital (Parenthetical) - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Statement of Stockholders' Equity [Abstract]
Distributions declared and paid	$ 0.30	$ 0.30